ACQUISITON OF ECO FIRMA FARMS (Narrative) (Details)			1 Months Ended	12 Months Ended
	Feb. 07, 2019 shares	Jun. 13, 2018 USD ($) share lb $ / shares shares	Jan. 23, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Convertible promissory note				$ 1,845,830	$ 0
Derivative liability		$ 393,010	$ 0	393,010
Impairment of goodwill				5,160,741
Events after reporting period
Disclosure of detailed information about business combination [line items]
Number of shares issued for conversion of convertible note | shares	977,479
ECO FIRMA FARMS
Disclosure of detailed information about business combination [line items]
Total consideration		7,849,684
Liabilities assumed		3,944,049
Convertible promissory note		2,000,000
Share payment note		$ 1,905,635
Issuance of common shares | share		2,142,000
Derivative liability		$ 393,010
Financial liability		$ 1,606,990
Number of common share issued if EBITDA earned by entity upon satisfying agreed upon earn-out amounts | shares		1
Deemed issue price for share issued if EBITDA earned by entity upon satisfying agreed upon earn-out amounts | $ / shares		$ 1.00
Minimum average wholesale flower prices to satisfy Earn Out | lb		1,400
Value of Earn Out
Impairment of goodwill				$ 5,160,741